UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND II

SEMI-ANNUAL  REPORT

APRIL 30, 2008

A unit of AllianceBernstein L.P.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.bernstein.com or call your financial advisor. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.bernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call Bernstein at (212) 756-4097.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bernstein Global Wealth Management is a unit of AllianceBernstein L.P.

AllianceBernstein Investments, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 20, 2008

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the semi-annual reporting period ended April 30, 2008. The Fund now has a global strategy, but as the Fund is still invested in U.S. funds, both the U.S. benchmark (the FTSE NAREIT Equity Index) and global benchmark (the FTSE EPRA NAREIT Global RE Index) will be referenced as points of comparison.

Investment Objective and Policies

This open-end Fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in real estate investment companies, or REITs, and other real estate industry companies, such as real estate operating companies or REOCs. The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in U.S. and non-U.S. issuers. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property. These secu-

rities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”) and collateralized mortgage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 5 shows the Fund’s performance compared to its global benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate (RE) Index, and its domestic benchmark, the FTSE NAREIT Equity Index. Comparisons to the broad U.S. and global equity markets are shown, as represented by the Standard & Poor’s (S&P) 500 Stock Index and the Morgan Stanley Capital International (MSCI) World Index, for the same time frames.

The Fund underperformed the FTSE EPRA NAREIT Global RE Index for the six-month reporting period ended April 30, 2008. Underperformance versus the benchmark was driven by unfavorable security selection and country exposure.

During the six-month period, security selection in Japan and Germany detracted from relative performance.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

Japanese developers continued to be a drag on relative performance as low-risk appetite and liquidity fears became more pronounced and the domestic outlook deteriorated. The Fund’s retail holdings, particularly in Europe, performed well as investors sought the safety of retail shops, where consumers replenish basic daily necessities. The Fund’s U.S. health care positions also contributed to relative performance: Investors’ fears of the impact of U.S. housing declines on seniors’ enrollment in assisted living and nursing home facilities diminished as facility occupancies continued to strengthen, and business fundamentals are solid.

The Fund slightly outperformed the FTSE EPRA NAREIT Global RE Index during the 12-month period ended April 30, 2008, though both the Fund and benchmark performed in the negative. Outperformance versus the benchmark was driven by more favorable security selection and country exposure.

Security selection in Hong Kong, Australia and the U.S. drove relative performance for the 12-month period. The Fund’s Hong Kong investments benefited from a focus on residential developers. Limited apartment launches, low inventory and strong demand earlier in the first half of the 12-month period provided fundamental support to investor optimism. However, Hong Kong’s role as a financial center inevitably raised concerns about the effect of the mushrooming global financial crisis on the city. As a result, Hong Kong developer stock performance weakened toward the end of the

12-month period. In the U.S., the Fund benefited from holding a major hotel name that received an acquisition offer at a significant premium. In Australia, the Fund enjoyed strong stock selection in names exposed to the office markets, where market rents have experienced a recovery.

Japanese real estate performance was poor over the 12-month period. The prospect of slower economic activity in China and the United States, combined with a rising yen, has affected investor sentiment. In particular, one of the Fund’s key overweights, a developer/owner held because of its attractive valuation, performed poorly.

However, property fundamentals in Japan are stable in the most important local markets. In particular, developers and investors exposed to Tokyo’s central business district (CBD) enjoy solid supply-demand fundamentals. The majority of the Fund’s holdings in Japan have exposure in Tokyo’s “Five Wards,” which is the most important CBD area in the country and where vacancy rates are under 3%—one of the lowest among large CBD areas in the world—and rents have risen over the last 12 months.

Market Review and Investment Strategy

During the semi-annual period, the FTSE EPRA NAREIT Global RE Index declined -12.27%. The decline in global real estate markets was as pronounced in the 12-month period ended April 30, 2008, when the FTSE EPRA NAREIT Global RE Index declined -12.83%.

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

During the latter part of the 12-month period, concerns about the impact of a credit cycle downturn on consumers, economic growth and real estate valuations dominated capital markets sentiment and contributed to high equity volatility. During the six-month period ended April 30, 2008, commercial real estate equity markets continued to face pressure, and posted a negative total return. During the six-month period, the U.S. and global economies began to slow down under the weight of U.S. residential subprime mortgage defaults, which have impacted lenders and intermediaries’ balance sheets in North America and Europe. The global credit squeeze has constrained liquidity in the Western world financial markets and some contagion has been felt across all markets. The cost of borrowing has increased and availability of credit has diminished across most markets.

In the view of the Fund’s REIT Investment Policy Group (the “Group”), U.S. and global commercial real estate, while not immune to the slowdown in the economy and credit cycle, is, better placed in terms of fundamentals than the U.S. residential sector. For close to a decade, housing starts (that is, the timing that construction on a planned housing unit breaks ground, or the time when the physical aspect of constructing a housing unit begins) in the U.S. exceeded natural demand: as a result, a significant inventory surplus of residential homes needs to be absorbed. The inventory overhang has resulted in price declines in residential homes at the national level—for the first time since such averages have been recorded. In contrast, commercial real estate developers began to scale back developments in the U.S. when credit problems emerged last summer, reducing the impact of excess supply for this sector.

In general, while fundamentals vary by region of the world, new commercial real estate construction in this cycle has been subdued, partly due to high construction costs. As a result, commercial real estate is entering the downturn with robust occupancy rates, a manageable supply of new space in the pipeline and in-place rents which, in many cases, are below prevailing market rents (thus, giving some owners an opportunity to increase cash flows as leases expire and new rents are set). As an example, office occupancy rates in the U.S. are more favorable than they were at the start of the 1990-1992 downturn, somewhat limiting the risk in the sector.

The Group believes the Fund’s portfolio is well positioned to withstand a period of turmoil. Stock selection emphasizes companies with ample dividend coverage, reasonable leverage and high-quality tenants. The Group’s global scope will allow it to uncover new opportunities as it focuses on stocks unduly penalized by the market turmoil, attractively valued stocks in markets less affected by spillover from the subprime mortgage crisis and niche segments where demand dynamics are relatively insulated from the credit crisis.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate (RE) Index, the unmanaged FTSE NAREIT Equity Index, the unmanaged Standard & Poor’s (S&P) 500 Stock Index, and the unmanaged Morgan Stanley Capital International (MSCI) World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA NAREIT Global RE Index is a market-capitalization weighted index, based on the last trade prices of shares of all eligible companies. The FTSE NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries.

The MSCI World Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

A Word About Risk

The Fund concentrates its investments in real estate-related investments and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve prepayment and credit risk. Prepayment risk is the risk that early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund’s assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency-denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED APRIL 30, 2008	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-12.67%	-12.10%

FTSE EPRA NAREIT Global RE Index	-12.27%	-12.83%

FTSE NAREIT Equity Index	-7.30%	-12.51%

MSCI World Index (Net)	-9.37%	-2.47%

S&P 500 Stock Index	-9.64%	-4.68%

See Historical Performance and Benchmark Disclosures on previous page.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2008
Returns

Class I Shares
1 Year	-12.10%
5 Years	19.74%
10 Years	11.05%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)

Class I Shares
1 Year	-16.36%
5 Years	19.47%
10 Years	10.05%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Historical Performance and Benchmark disclosures on page 4.

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period*
Class I
Actual	$1,000	$873.27	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.68	$3.22
*	Expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 ( to reflect the one-half year period ).

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Fund Expenses

PORTFOLIO SUMMARY

April 30, 2008 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,394.3

*	All data are as of April 30, 2008. The Portfolio’s industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio Summary

TEN LARGEST HOLDINGS

April 30, 2008 (unaudited)

Company	U.S $ Value	Percent of Net Assets
Unibail	$60,777,833	4.4%
Sun Hung Kai Properties Ltd.	58,406,573	4.2
Simon Property Group, Inc.	46,414,928	3.3
Klepierre	40,088,111	2.9
Westfield Group	37,752,329	2.7
NTT Urban Development Corp.	37,507,751	2.7
Kerry Properties Ltd.	37,504,438	2.7
Hang Lung Properties Ltd.	37,494,647	2.7
Prologis	36,668,360	2.6
Mitsubishi Estate Co., Ltd.	35,450,820	2.5
	$423,963,831	30.3%

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Equity: Other – 45.1%
Diversified/Specialty – 39.6%
Alexandria Real Estate Equities, Inc.	85,800	$9,011,574
BioMed Realty Trust, Inc.	157,403	4,092,478
British Land Co. PLC	1,223,900	20,312,024
Canadian Real Estate Investment Trust	433,680	11,885,183
DB RREEF Trust	16,704,016	27,646,370
Digital Realty Trust, Inc.	508,600	19,708,250
Entertainment Properties Trust	328,300	17,518,088
Hang Lung Properties Ltd.	9,221,000	37,494,647
Henderson Land Development Co., Ltd.	3,733,000	28,556,469
Kerry Properties Ltd.	5,534,146	37,504,438
Land Securities Group PLC	906,462	27,564,588
Lend Lease Corp. Ltd.	2,241,500	26,231,216
Mitsubishi Estate Co., Ltd.	1,219,000	35,450,820
Mitsui Fudosan Co., Ltd.	854,000	21,580,509
Morguard Real Estate Investment Trust	449,100	5,672,279
New World Development Co., Ltd.	11,039,275	28,528,742
Plum Creek Timber Co., Inc. (REIT)	134,600	5,497,064
Rayonier, Inc.	308,900	12,983,067
Stockland	1,044,702	7,115,603
Stockland-New	31,586	204,139
Sumitomo Realty & Development	463,000	11,605,530
Sun Hung Kai Properties Ltd.	3,342,000	58,406,573
Tokyu Land Corp.	1,281,000	9,583,016
Unibail	224,745	57,720,044
Unibail-Rodamco	11,914	3,057,789
Vornado Realty Trust	213,752	19,898,174
Wereldhave NV	55,600	7,031,514

		551,860,188

Health Care – 4.8%
HCP, Inc.	364,744	13,021,361
Health Care REIT, Inc.	297,300	14,404,185
Nationwide Health Properties, Inc.	367,100	13,222,942
Omega Healthcare Investors, Inc.	472,600	8,270,500
Ventas, Inc.	389,000	18,889,840

		67,808,828

Triple Net – 0.7%
National Retail Properties, Inc.	420,478	9,633,151

		629,302,167

Retail – 21.4%
Regional Mall – 9.1%
General Growth Properties, Inc.	512,080	20,974,797
Macerich Co.	113,200	8,278,316
Simon Property Group, Inc.	464,800	46,414,928
Taubman Centers, Inc.	236,618	13,409,142
Westfield Group(a)	62,845	1,044,170
Westfield Group	2,136,179	36,708,159

		126,829,512

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 12.3%
CapitaMall Trust	8,160,000	$21,000,749
Citycon Oyj	2,819,171	16,366,295
Corio NV	80,500	7,482,300
Federal Realty Investment Trust	93,200	7,656,380
Hammerson PLC	746,563	14,863,661
Kimco Realty Corp.	349,900	13,964,509
Klepierre	662,900	40,088,111
Liberty International PLC	450,600	8,719,887
Macquarie CountryWide Trust	4,356,400	5,704,941
New World Department Store China Ltd.(a)	67,021	73,188
Primaris Retail Real Estate Investment Trust	394,379	6,825,565
Regency Centers Corp.	99,200	7,099,744
RioCan Real Estate Investment Trust	478,977	9,973,344
Tanger Factory Outlet Centers	274,300	11,065,262

		170,883,936

		297,713,448

Office – 15.4%
Office – 15.4%
Allied Properties Real Estate Investment Trust	583,234	11,837,258
Boston Properties, Inc.	120,900	12,149,241
Brookfield Properties Corp.	516,625	10,399,661
Castellum AB	1,193,100	13,321,814
Cominar Real Estate Investment Trust	431,381	8,802,383
Derwent Valley Holdings PLC	431,589	11,422,999
Dundee Real Estate Investment Trust	207,400	6,847,433
Great Portland Estates PLC	1,195,665	10,823,388
Highwoods Properties, Inc.	224,200	7,855,968
ING Office Fund	9,234,600	12,141,755
IVG Immobilien AG	232,600	5,856,044
Japan Real Estate Investment Corp.-Class A	1,797	21,301,790
Nippon Building Fund, Inc.-Class A	1,060	13,913,655
Nomura Real Estate Office Fund, Inc.- Class A	1,524	12,119,176
Norwegian Property ASA	1,391,350	12,087,523
NTT Urban Development Corp.	24,175	37,507,751
SL Green Realty Corp.	72,200	6,700,160

		215,087,999

Residential – 6.7%
Multi-Family – 4.9%
Apartment Investment & Management Co.- Class A	132,193	4,888,497
AvalonBay Communities, Inc.	49,100	4,897,725
Boardwalk Real Estate Investment Trust	164,914	6,533,680
Equity Residential	472,100	19,601,592
Essex Property Trust, Inc.	57,450	6,836,550
Home Properties, Inc.	126,276	6,638,329
Mid-America Apartment Communities, Inc.	173,800	9,124,500
UDR, Inc.	365,800	9,247,424

		67,768,297

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Self Storage – 1.8%
Extra Space Storage, Inc.	376,500	$6,336,495
Public Storage	207,550	18,824,785

		25,161,280

		92,929,577

Industrial – 4.6%
Industrial Warehouse Distribution – 4.6%
Ascendas Real Estate Investment Trust	9,967,000	19,027,014
First Industrial Realty Trust, Inc.	142,975	4,319,275
Prologis	585,663	36,668,360
Segro PLC	461,714	4,204,281

		64,218,930

Lodging – 3.6%
Lodging – 3.6%
Ashford Hospitality Trust, Inc.	774,100	4,482,039
DiamondRock Hospitality Co.	705,600	8,996,400
Fonciere Des Murs	249,709	9,072,884
Host Hotels & Resorts, Inc.	663,715	11,415,898
Strategic Hotels & Resorts, Inc.	422,700	6,091,107
Sunstone Hotel Investors, Inc.	556,143	10,388,751

		50,447,079

Total Common Stocks (cost $1,347,284,297)		1,349,699,200

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio(b) (cost $32,870,868)	32,870,868	32,870,868

Total Investments – 99.2% (cost $1,380,155,165)		1,382,570,068
Other assets less liabilities – 0.8%		11,682,963

Net Assets – 100.0%		$1,394,253,031

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

See notes to financial statements.

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,347,284,297)	$1,349,699,200
Affiliated issuers (cost $32,870,868)	32,870,868
Foreign cash, at value (cost $9,880,063)	9,889,607
Receivable for investment securities sold	17,453,942
Dividends receivable	5,171,583
Receivable for capital stock sold	4,889,663

Total assets	1,419,974,863

Liabilities
Payable for investment securities purchased and foreign currency transactions	24,529,353
Advisory fee payable	615,038
Payable for capital stock redeemed	340,220
Administrative fee payable	32,232
Transfer Agent fee payable	1,385
Accrued expenses	203,604

Total liabilities	25,721,832

Net Assets	$1,394,253,031

Composition of Net Assets
Capital stock, at par	$121,447
Additional paid-in capital	1,453,140,122
Distributions in excess of net investment income	(26,626,453)
Accumulated net realized loss on investment and foreign currency transactions	(34,742,912)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	2,360,827

$1,394,253,031

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 121,447,240 capital shares outstanding)	$11.48

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,882,723)	$25,308,238
Affiliated issuers	568,656
Interest	11,357	$25,888,251

Expenses
Advisory fee (see Note B)	3,617,345
Custodian	344,674
Administrative	49,279
Printing	36,769
Audit	35,183
Legal	26,975
Transfer agency	24,245
Registration fees	19,291
Directors’ fees	18,457
Miscellaneous	14,822

Total expenses	4,187,040
Less: expense offset arrangement (see Note B)	(8,957)

Net expenses		4,178,083

Net investment income		21,710,168

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(34,804,306)
Foreign currency transactions		581,722
Net change in unrealized appreciation/depreciation of:
Investments		(184,908,647)
Foreign currency denominated assets and liabilities		(157,506)

Net loss on investment and foreign currency transactions		(219,288,737)

Net Decrease in Net Assets from Operations		$ (197,578,569)

See notes to financial statements.

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,710,168	$25,428,096
Net realized gain (loss) on investment and foreign currency transactions	(34,222,584)	308,954,991
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(185,066,153)	(238,405,039)

Net increase (decrease) in net assets from operations	(197,578,569)	95,978,048
Dividends and Distributions to Shareholders from
Net investment income
Class I	(56,060,900)	(19,023,220)
Net realized gain on investment transactions
Class I	(307,387,061)	(82,705,532)
Capital Stock Transactions
Net increase	414,693,339	359,304,003

Total increase (decrease)	(146,333,191)	353,553,299
Net Assets
Beginning of period	1,540,586,222	1,187,032,923

End of period (including undistributed/(distributions in excess of) net investment income of ($26,626,453) and $7,724,279, respectively)	$1,394,253,031	$1,540,586,222

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. As of February 10, 2006, the Class II shares are no longer offered to shareholders. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Notes to Financial Statements

Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets. For the six months ended April 30, 2008, there was no reimbursement for the Fund.

Pursuant to the Advisory agreement, the Fund paid $49,279 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2008.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2008.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

For the six months ended April 30, 2008, the Fund’s expenses were reduced by $8,957 under an expense offset arrangement with ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds, trusts, and other accounts managed by the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees. For the six months ended April 30, 2008, the Fund had purchases and sales of Government STIF Portfolio in the amount of $411,670,084 and $397,464,669, respectively.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2008 amounted to $863,906, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2008 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$577,706,261		$508,363,958
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$105,925,407
Gross unrealized depreciation	(103,510,504)

Net unrealized appreciation	$2,414,903

1. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the “Lending Agent”). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Under the terms of the securities lending agreement, security voting rights pass to the borrower, although the Fund can at will terminate a loan and regain the right to vote upon receipt of the security. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower’s failure to return a loaned security when due. During the six months ended April 30, 2008, the Fund did not engage in security lending.

NOTE E

Capital Stock

Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class I
Shares sold	30,324,275	27,974,974	$353,306,384	$491,854,067

Shares issued in reinvestment of dividends and distributions	11,488,359	2,303,072	129,719,772	39,496,531

Shares redeemed	(5,828,630)	(9,787,057)	(68,332,817)	(172,046,595)

Net increase	35,984,004	20,490,989	$414,693,339	$359,304,003

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk — Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk — This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets.

Concentration of Risk — Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2008.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2008 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 were as follows:

	2007	2006
Distributions paid from:
Ordinary income	$32,698,604	$26,552,969

Total taxable distributions	32,698,604	26,552,969
Net long-term capital gains	69,030,148	43,481,214

Total distributions paid	$101,728,752	$70,034,183

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$46,859,098
Undistributed long-term capital gains	307,334,604
Unrealized appreciation/(depreciation)	147,824,288	(a)

Total accumulated earnings/(deficit)	$502,017,990

(a)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of Passive Foreign Investment companies, and the realization for tax purposes of gains/losses on certain derivative instruments. .

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On April 30, 2008, the Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

open tax years (tax years ended October 31, 2004-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and believes the adoption of FAS 157 will have no material impact on its financial statements.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on its financial statements.

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,
2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 18.03	$ 18.27	$ 14.33	$ 12.54	$ 9.79	$ 7.62

Income From Investment Operations
Net investment income(a)	.20	.34	.24	.31	.27	(b)	.31	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.56)	.94	4.97	1.86	2.90	2.28

Net increase (decrease) in net asset value from operations	(2.36)	1.28	5.21	2.17	3.17	2.59

Less: Dividends and Distributions
Dividends from net investment income	(.64)	(.25)	(.31)	(.26)	(.42)	(.31)
Distributions from net realized gain on investment transactions	(3.55)	(1.27)	(.96)	(.12)	– 0 –	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0 –	(.11)

Total dividends and distributions	(4.19)	(1.52)	(1.27)	(.38)	(.42)	(.42)

Net asset value, end of period	$ 11.48	$ 18.03	$ 18.27	$ 14.33	$ 12.54	$ 9.79

Total Return
Total investment return based on net asset value(c)	(12.67)%	7.54%	38.85%	17.45%	32.98%	34.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,394,251	$1,540,586	$1,187,033	$771,021	$593,787	$364,445
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.64	%(d)	.62%	.62	%(e)	.65%	.70%	1.08%
Expenses, before waivers/reimbursements	.64	%(d)	.62%	.62	%(e)	.65%	.94%	1.09%
Net investment income	3.30	%(d)	1.92%	1.54	%(e)	2.27%	2.48	%(b)	3.63	%(b)
Portfolio turnover rate	39%	98%	41%	46%	22%	15%

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of expenses waived by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer, President and Chief Executive Officer

David H. Dievler(1),(2)

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Garry L. Moody(1)

Nancy P. Jacklin(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(3), Senior Vice President

Joseph G. Paul(3), Senior Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Vincent S. Noto, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	Retiring effective June 30, 2008.

(3)	The day-to-day management of, and investment decisions for, the AllianceBernstein Global Real Estate Investment Fund II are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

FUND ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in

1	It should be noted that the information in the fee summary was completed on April 23, 2008 and presented to the Board of Directors on May 6-8, 2008.

2	On March 1, 2007, the Fund, previously known as “Real Estate Investment Institutional Fund,” began pursuing global investment strategies, and accordingly, the series was renamed “Global Real Estate Investment Fund II.” Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 02/29/08 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$1,282.9	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $100,790 (0.01% of the Fund’s average daily net assets) for such services.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Fund for that portion of its total operating expenses to the degree necessary to limit the Fund’s expense ratio to the amount set forth below for the Fund’s fiscal year. The waiver is terminable by the Adviser at the end of the Fund’s fiscal year upon at least 60 days written notice prior to the termination date of the undertaking. It should be noted that the Fund was operating below its expense cap during its most recently completed fiscal year; accordingly, the expense limitation undertaking of the Fund was of no effect. In addition, set forth below is the gross expense ratio of the Fund for the most recently completed fiscal year:

Fund	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio	Fiscal Year End
Global Real Estate Investment Fund II	Class I	1.20%	0.62%	October 31

I.  ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes—Oxley Act of 2002, and coordinating with

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a similar investment style as the Fund.4 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have

4	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on February 28, 2007 net assets:

Fund	Net Assets 02/29/08 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Invest Fund II5	$1282.9	U.S. REIT Strategy 70 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $25 million Negotiable on the balance Minimum Account Size: $25 m	0.506%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.6 Also shown is what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II7	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund. It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory

5	The Fund’s investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts (“REITS”) and other non-U.S. real estate industry companies in contrast to the institutional strategy, which invest primarily in equities of U.S. REITS and other U.S. real estate industry companies.

6	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

7	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

Fund	Fee
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Fund’s ranking with respect to the proposed management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)8 at the approximate current asset level of the Fund.9

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[10]	Lipper Exp. Group Median	Rank
Global Real Estate Investment Fund II	0.550	0.832	3/17

8	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

9	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

10	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU11 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[12]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.624	0.968	2/17	1.027	3/63

Based on this analysis, the Fund has a more favorable ranking on a total expense ratio basis than it does on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund increased during calendar year 2007, relative to 2006.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These

11	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

12	Most recently completed fiscal year end Class I total expense ratio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million.13

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.14

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Fund would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

13	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

14	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. During the Fund’s most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $11,116 under the offset agreement between the Fund and ABIS.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

V.  POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,15 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli 16 study on advisory fees and various fund characteristics. The independent consultant reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th – 75th percentile of their comparable peers.17 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of certain AllianceBernstein Mutual Funds were higher than the medians of these select groups of funds.

15	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

16	The Deli study was originally published in 2002 based on 1997 data.

17	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $746 billion as of February 29, 2008, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund 18 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)19 for the periods ended January 31, 2008.20

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	-17.63	-22.84	-23.08	3/17	26/94
3 year	13.84	11.99	11.47	2/13	8/62
5 year	21.00	19.23	19.05	1/10	8/49
10 year	10.34	10.48	10.62	5/6	20/30

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)21 versus its benchmark.22

	Periods Ending January 31, 2008 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Global Real Estate Investment Fund II	-17.63	13.84	21.00	10.34	10.26
FTSE EPRA NAREIT Eq TR IX	-15.01	15.30	23.74	N/A	N/A
NAREIT Equity Index	-23.04	11.33	18.63	10.43	10.28
Inception Date: December 9, 1997

18	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund’s performance returns. Rounding differences may cause the Adviser’s Fund returns to be one or two basis points different from Lipper’s own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

19	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

20	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

21	The performance returns shown in the table are for the Class I shares of the Fund.

22	The Adviser provided Fund and benchmark performance return information for periods through January 31, 2008.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2008

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

A unit of AllianceBernstein L.P.

BIREIT-0152-0408

SEMI-ANNUAL REPORT

AllianceBernstein

Global Real Estate Investment Fund II

April 30, 2008

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 20, 2008

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the semi-annual reporting period ended April 30, 2008. The Fund now has a global strategy, but as the Fund is still invested in U.S. funds, both the U.S. benchmark (the FTSE NAREIT Equity Index) and global benchmark (the FTSE EPRA NAREIT Global RE Index) will be referenced as points of comparison.

Investment Objective and Policies

This open-end Fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in real estate investment companies, or REITs, and other real estate industry companies, such as real estate operating companies or REOCs. The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in U.S. and non-U.S. issuers. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property. These secu-

rities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”) and collateralized mortgage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 5 shows the Fund’s performance compared to its global benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate (RE) Index, and its domestic benchmark, the FTSE NAREIT Equity Index. Comparisons to the broad U.S. and global equity markets are shown, as represented by the Standard & Poor’s (S&P) 500 Stock Index and the Morgan Stanley Capital International (MSCI) World Index, for the same time frames.

The Fund underperformed the FTSE EPRA NAREIT Global RE Index for the six-month reporting period ended April 30, 2008. Underperformance versus the benchmark was driven by unfavorable security selection and country exposure.

During the six-month period, security selection in Japan and Germany detracted from relative performance.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

Japanese developers continued to be a drag on relative performance as low-risk appetite and liquidity fears became more pronounced and the domestic outlook deteriorated. The Fund’s retail holdings, particularly in Europe, performed well as investors sought the safety of retail shops, where consumers replenish basic daily necessities. The Fund’s U.S. health care positions also contributed to relative performance: Investors’ fears of the impact of U.S. housing declines on seniors’ enrollment in assisted living and nursing home facilities diminished as facility occupancies continued to strengthen, and business fundamentals are solid.

The Fund slightly outperformed the FTSE EPRA NAREIT Global RE Index during the 12-month period ended April 30, 2008, though both the Fund and benchmark performed in the negative. Outperformance versus the benchmark was driven by more favorable security selection and country exposure.

Security selection in Hong Kong, Australia and the U.S. drove relative performance for the 12-month period. The Fund’s Hong Kong investments benefited from a focus on residential developers. Limited apartment launches, low inventory and strong demand earlier in the first half of the 12-month period provided fundamental support to investor optimism. However, Hong Kong’s role as a financial center inevitably raised concerns about the effect of the mushrooming global financial crisis on the city. As a result, Hong Kong developer stock performance weakened toward the end of the

12-month period. In the U.S., the Fund benefited from holding a major hotel name that received an acquisition offer at a significant premium. In Australia, the Fund enjoyed strong stock selection in names exposed to the office markets, where market rents have experienced a recovery.

Japanese real estate performance was poor over the 12-month period. The prospect of slower economic activity in China and the United States, combined with a rising yen, has affected investor sentiment. In particular, one of the Fund’s key overweights, a developer/owner held because of its attractive valuation, performed poorly.

However, property fundamentals in Japan are stable in the most important local markets. In particular, developers and investors exposed to Tokyo’s central business district (CBD) enjoy solid supply-demand fundamentals. The majority of the Fund’s holdings in Japan have exposure in Tokyo’s “Five Wards,” which is the most important CBD area in the country and where vacancy rates are under 3%—one of the lowest among large CBD areas in the world—and rents have risen over the last 12 months.

Market Review and Investment Strategy

During the semi-annual period, the FTSE EPRA NAREIT Global RE Index declined -12.27%. The decline in global real estate markets was as pronounced in the 12-month period ended April 30, 2008, when the FTSE EPRA NAREIT Global RE Index declined -12.83%.

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

During the latter part of the 12-month period, concerns about the impact of a credit cycle downturn on consumers, economic growth and real estate valuations dominated capital markets sentiment and contributed to high equity volatility. During the six-month period ended April 30, 2008, commercial real estate equity markets continued to face pressure, and posted a negative total return. During the six-month period, the U.S. and global economies began to slow down under the weight of U.S. residential subprime mortgage defaults, which have impacted lenders and intermediaries’ balance sheets in North America and Europe. The global credit squeeze has constrained liquidity in the Western world financial markets and some contagion has been felt across all markets. The cost of borrowing has increased and availability of credit has diminished across most markets.

In the view of the Fund’s REIT Investment Policy Group (the “Group”), U.S. and global commercial real estate, while not immune to the slowdown in the economy and credit cycle, is, better placed in terms of fundamentals than the U.S. residential sector. For close to a decade, housing starts (that is, the timing that construction on a planned housing unit breaks ground, or the time when the physical aspect of constructing a housing unit begins) in the U.S. exceeded natural demand: as a result, a significant inventory surplus of residential homes needs to be absorbed. The inventory overhang has resulted in price declines in residential homes at the national level—for the first time since such averages have been recorded. In contrast, commercial real estate developers began to scale back developments in the U.S. when credit problems emerged last summer, reducing the impact of excess supply for this sector.

In general, while fundamentals vary by region of the world, new commercial real estate construction in this cycle has been subdued, partly due to high construction costs. As a result, commercial real estate is entering the downturn with robust occupancy rates, a manageable supply of new space in the pipeline and in-place rents which, in many cases, are below prevailing market rents (thus, giving some owners an opportunity to increase cash flows as leases expire and new rents are set). As an example, office occupancy rates in the U.S. are more favorable than they were at the start of the 1990-1992 downturn, somewhat limiting the risk in the sector.

The Group believes the Fund’s portfolio is well positioned to withstand a period of turmoil. Stock selection emphasizes companies with ample dividend coverage, reasonable leverage and high-quality tenants. The Group’s global scope will allow it to uncover new opportunities as it focuses on stocks unduly penalized by the market turmoil, attractively valued stocks in markets less affected by spillover from the subprime mortgage crisis and niche segments where demand dynamics are relatively insulated from the credit crisis.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate (RE) Index, the unmanaged FTSE NAREIT Equity Index, the unmanaged Standard & Poor’s (S&P) 500 Stock Index, and the unmanaged Morgan Stanley Capital International (MSCI) World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA NAREIT Global RE Index is a market-capitalization weighted index, based on the last trade prices of shares of all eligible companies. The FTSE NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries.

The MSCI World Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

A Word About Risk

The Fund concentrates its investments in real estate-related investments and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve prepayment and credit risk. Prepayment risk is the risk that early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund’s assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency-denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED APRIL 30, 2008	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-12.67%	-12.10%

FTSE EPRA NAREIT Global RE Index	-12.27%	-12.83%

FTSE NAREIT Equity Index	-7.30%	-12.51%

MSCI World Index (Net)	-9.37%	-2.47%

S&P 500 Stock Index	-9.64%	-4.68%

See Historical Performance and Benchmark Disclosures on previous page.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2008
Returns

Class I Shares
1 Year	-12.10%
5 Years	19.74%
10 Years	11.05%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)

Class I Shares
1 Year	-16.36%
5 Years	19.47%
10 Years	10.05%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Historical Performance and Benchmark disclosures on page 4.

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period*
Class I
Actual	$1,000	$873.27	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.68	$3.22
*	Expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 ( to reflect the one-half year period ).

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Fund Expenses

PORTFOLIO SUMMARY

April 30, 2008 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,394.3

*	All data are as of April 30, 2008. The Portfolio’s industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio Summary

TEN LARGEST HOLDINGS

April 30, 2008 (unaudited)

Company	U.S $ Value	Percent of Net Assets
Unibail	$60,777,833	4.4%
Sun Hung Kai Properties Ltd.	58,406,573	4.2
Simon Property Group, Inc.	46,414,928	3.3
Klepierre	40,088,111	2.9
Westfield Group	37,752,329	2.7
NTT Urban Development Corp.	37,507,751	2.7
Kerry Properties Ltd.	37,504,438	2.7
Hang Lung Properties Ltd.	37,494,647	2.7
Prologis	36,668,360	2.6
Mitsubishi Estate Co., Ltd.	35,450,820	2.5
	$423,963,831	30.3%

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Equity: Other – 45.1%
Diversified/Specialty – 39.6%
Alexandria Real Estate Equities, Inc.	85,800	$9,011,574
BioMed Realty Trust, Inc.	157,403	4,092,478
British Land Co. PLC	1,223,900	20,312,024
Canadian Real Estate Investment Trust	433,680	11,885,183
DB RREEF Trust	16,704,016	27,646,370
Digital Realty Trust, Inc.	508,600	19,708,250
Entertainment Properties Trust	328,300	17,518,088
Hang Lung Properties Ltd.	9,221,000	37,494,647
Henderson Land Development Co., Ltd.	3,733,000	28,556,469
Kerry Properties Ltd.	5,534,146	37,504,438
Land Securities Group PLC	906,462	27,564,588
Lend Lease Corp. Ltd.	2,241,500	26,231,216
Mitsubishi Estate Co., Ltd.	1,219,000	35,450,820
Mitsui Fudosan Co., Ltd.	854,000	21,580,509
Morguard Real Estate Investment Trust	449,100	5,672,279
New World Development Co., Ltd.	11,039,275	28,528,742
Plum Creek Timber Co., Inc. (REIT)	134,600	5,497,064
Rayonier, Inc.	308,900	12,983,067
Stockland	1,044,702	7,115,603
Stockland-New	31,586	204,139
Sumitomo Realty & Development	463,000	11,605,530
Sun Hung Kai Properties Ltd.	3,342,000	58,406,573
Tokyu Land Corp.	1,281,000	9,583,016
Unibail	224,745	57,720,044
Unibail-Rodamco	11,914	3,057,789
Vornado Realty Trust	213,752	19,898,174
Wereldhave NV	55,600	7,031,514

		551,860,188

Health Care – 4.8%
HCP, Inc.	364,744	13,021,361
Health Care REIT, Inc.	297,300	14,404,185
Nationwide Health Properties, Inc.	367,100	13,222,942
Omega Healthcare Investors, Inc.	472,600	8,270,500
Ventas, Inc.	389,000	18,889,840

		67,808,828

Triple Net – 0.7%
National Retail Properties, Inc.	420,478	9,633,151

		629,302,167

Retail – 21.4%
Regional Mall – 9.1%
General Growth Properties, Inc.	512,080	20,974,797
Macerich Co.	113,200	8,278,316
Simon Property Group, Inc.	464,800	46,414,928
Taubman Centers, Inc.	236,618	13,409,142
Westfield Group(a)	62,845	1,044,170
Westfield Group	2,136,179	36,708,159

		126,829,512

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 12.3%
CapitaMall Trust	8,160,000	$21,000,749
Citycon Oyj	2,819,171	16,366,295
Corio NV	80,500	7,482,300
Federal Realty Investment Trust	93,200	7,656,380
Hammerson PLC	746,563	14,863,661
Kimco Realty Corp.	349,900	13,964,509
Klepierre	662,900	40,088,111
Liberty International PLC	450,600	8,719,887
Macquarie CountryWide Trust	4,356,400	5,704,941
New World Department Store China Ltd.(a)	67,021	73,188
Primaris Retail Real Estate Investment Trust	394,379	6,825,565
Regency Centers Corp.	99,200	7,099,744
RioCan Real Estate Investment Trust	478,977	9,973,344
Tanger Factory Outlet Centers	274,300	11,065,262

		170,883,936

		297,713,448

Office – 15.4%
Office – 15.4%
Allied Properties Real Estate Investment Trust	583,234	11,837,258
Boston Properties, Inc.	120,900	12,149,241
Brookfield Properties Corp.	516,625	10,399,661
Castellum AB	1,193,100	13,321,814
Cominar Real Estate Investment Trust	431,381	8,802,383
Derwent Valley Holdings PLC	431,589	11,422,999
Dundee Real Estate Investment Trust	207,400	6,847,433
Great Portland Estates PLC	1,195,665	10,823,388
Highwoods Properties, Inc.	224,200	7,855,968
ING Office Fund	9,234,600	12,141,755
IVG Immobilien AG	232,600	5,856,044
Japan Real Estate Investment Corp.-Class A	1,797	21,301,790
Nippon Building Fund, Inc.-Class A	1,060	13,913,655
Nomura Real Estate Office Fund, Inc.- Class A	1,524	12,119,176
Norwegian Property ASA	1,391,350	12,087,523
NTT Urban Development Corp.	24,175	37,507,751
SL Green Realty Corp.	72,200	6,700,160

		215,087,999

Residential – 6.7%
Multi-Family – 4.9%
Apartment Investment & Management Co.- Class A	132,193	4,888,497
AvalonBay Communities, Inc.	49,100	4,897,725
Boardwalk Real Estate Investment Trust	164,914	6,533,680
Equity Residential	472,100	19,601,592
Essex Property Trust, Inc.	57,450	6,836,550
Home Properties, Inc.	126,276	6,638,329
Mid-America Apartment Communities, Inc.	173,800	9,124,500
UDR, Inc.	365,800	9,247,424

		67,768,297

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Self Storage – 1.8%
Extra Space Storage, Inc.	376,500	$6,336,495
Public Storage	207,550	18,824,785

		25,161,280

		92,929,577

Industrial – 4.6%
Industrial Warehouse Distribution – 4.6%
Ascendas Real Estate Investment Trust	9,967,000	19,027,014
First Industrial Realty Trust, Inc.	142,975	4,319,275
Prologis	585,663	36,668,360
Segro PLC	461,714	4,204,281

		64,218,930

Lodging – 3.6%
Lodging – 3.6%
Ashford Hospitality Trust, Inc.	774,100	4,482,039
DiamondRock Hospitality Co.	705,600	8,996,400
Fonciere Des Murs	249,709	9,072,884
Host Hotels & Resorts, Inc.	663,715	11,415,898
Strategic Hotels & Resorts, Inc.	422,700	6,091,107
Sunstone Hotel Investors, Inc.	556,143	10,388,751

		50,447,079

Total Common Stocks (cost $1,347,284,297)		1,349,699,200

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio(b) (cost $32,870,868)	32,870,868	32,870,868

Total Investments – 99.2% (cost $1,380,155,165)		1,382,570,068
Other assets less liabilities – 0.8%		11,682,963

Net Assets – 100.0%		$1,394,253,031

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

See notes to financial statements.

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,347,284,297)	$1,349,699,200
Affiliated issuers (cost $32,870,868)	32,870,868
Foreign cash, at value (cost $9,880,063)	9,889,607
Receivable for investment securities sold	17,453,942
Dividends receivable	5,171,583
Receivable for capital stock sold	4,889,663

Total assets	1,419,974,863

Liabilities
Payable for investment securities purchased and foreign currency transactions	24,529,353
Advisory fee payable	615,038
Payable for capital stock redeemed	340,220
Administrative fee payable	32,232
Transfer Agent fee payable	1,385
Accrued expenses	203,604

Total liabilities	25,721,832

Net Assets	$1,394,253,031

Composition of Net Assets
Capital stock, at par	$121,447
Additional paid-in capital	1,453,140,122
Distributions in excess of net investment income	(26,626,453)
Accumulated net realized loss on investment and foreign currency transactions	(34,742,912)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	2,360,827

$1,394,253,031

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 121,447,240 capital shares outstanding)	$11.48

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,882,723)	$25,308,238
Affiliated issuers	568,656
Interest	11,357	$25,888,251

Expenses
Advisory fee (see Note B)	3,617,345
Custodian	344,674
Administrative	49,279
Printing	36,769
Audit	35,183
Legal	26,975
Transfer agency	24,245
Registration fees	19,291
Directors’ fees	18,457
Miscellaneous	14,822

Total expenses	4,187,040
Less: expense offset arrangement (see Note B)	(8,957)

Net expenses		4,178,083

Net investment income		21,710,168

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(34,804,306)
Foreign currency transactions		581,722
Net change in unrealized appreciation/depreciation of:
Investments		(184,908,647)
Foreign currency denominated assets and liabilities		(157,506)

Net loss on investment and foreign currency transactions		(219,288,737)

Net Decrease in Net Assets from Operations		$ (197,578,569)

See notes to financial statements.

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,710,168	$25,428,096
Net realized gain (loss) on investment and foreign currency transactions	(34,222,584)	308,954,991
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(185,066,153)	(238,405,039)

Net increase (decrease) in net assets from operations	(197,578,569)	95,978,048
Dividends and Distributions to Shareholders from
Net investment income
Class I	(56,060,900)	(19,023,220)
Net realized gain on investment transactions
Class I	(307,387,061)	(82,705,532)
Capital Stock Transactions
Net increase	414,693,339	359,304,003

Total increase (decrease)	(146,333,191)	353,553,299
Net Assets
Beginning of period	1,540,586,222	1,187,032,923

End of period (including undistributed/(distributions in excess of) net investment income of ($26,626,453) and $7,724,279, respectively)	$1,394,253,031	$1,540,586,222

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. As of February 10, 2006, the Class II shares are no longer offered to shareholders. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Notes to Financial Statements

Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets. For the six months ended April 30, 2008, there was no reimbursement for the Fund.

Pursuant to the Advisory agreement, the Fund paid $49,279 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2008.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2008.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

For the six months ended April 30, 2008, the Fund’s expenses were reduced by $8,957 under an expense offset arrangement with ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds, trusts, and other accounts managed by the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees. For the six months ended April 30, 2008, the Fund had purchases and sales of Government STIF Portfolio in the amount of $411,670,084 and $397,464,669, respectively.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2008 amounted to $863,906, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2008 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$577,706,261		$508,363,958
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$105,925,407
Gross unrealized depreciation	(103,510,504)

Net unrealized appreciation	$2,414,903

1. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the “Lending Agent”). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Under the terms of the securities lending agreement, security voting rights pass to the borrower, although the Fund can at will terminate a loan and regain the right to vote upon receipt of the security. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower’s failure to return a loaned security when due. During the six months ended April 30, 2008, the Fund did not engage in security lending.

NOTE E

Capital Stock

Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class I
Shares sold	30,324,275	27,974,974	$353,306,384	$491,854,067

Shares issued in reinvestment of dividends and distributions	11,488,359	2,303,072	129,719,772	39,496,531

Shares redeemed	(5,828,630)	(9,787,057)	(68,332,817)	(172,046,595)

Net increase	35,984,004	20,490,989	$414,693,339	$359,304,003

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk — Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk — This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets.

Concentration of Risk — Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2008.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2008 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 were as follows:

	2007	2006
Distributions paid from:
Ordinary income	$32,698,604	$26,552,969

Total taxable distributions	32,698,604	26,552,969
Net long-term capital gains	69,030,148	43,481,214

Total distributions paid	$101,728,752	$70,034,183

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$46,859,098
Undistributed long-term capital gains	307,334,604
Unrealized appreciation/(depreciation)	147,824,288	(a)

Total accumulated earnings/(deficit)	$502,017,990

(a)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of Passive Foreign Investment companies, and the realization for tax purposes of gains/losses on certain derivative instruments. .

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On April 30, 2008, the Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

open tax years (tax years ended October 31, 2004-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and believes the adoption of FAS 157 will have no material impact on its financial statements.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on its financial statements.

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,
2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 18.03	$ 18.27	$ 14.33	$ 12.54	$ 9.79	$ 7.62

Income From Investment Operations
Net investment income(a)	.20	.34	.24	.31	.27	(b)	.31	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.56)	.94	4.97	1.86	2.90	2.28

Net increase (decrease) in net asset value from operations	(2.36)	1.28	5.21	2.17	3.17	2.59

Less: Dividends and Distributions
Dividends from net investment income	(.64)	(.25)	(.31)	(.26)	(.42)	(.31)
Distributions from net realized gain on investment transactions	(3.55)	(1.27)	(.96)	(.12)	– 0 –	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0 –	(.11)

Total dividends and distributions	(4.19)	(1.52)	(1.27)	(.38)	(.42)	(.42)

Net asset value, end of period	$ 11.48	$ 18.03	$ 18.27	$ 14.33	$ 12.54	$ 9.79

Total Return
Total investment return based on net asset value(c)	(12.67)%	7.54%	38.85%	17.45%	32.98%	34.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,394,251	$1,540,586	$1,187,033	$771,021	$593,787	$364,445
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.64	%(d)	.62%	.62	%(e)	.65%	.70%	1.08%
Expenses, before waivers/reimbursements	.64	%(d)	.62%	.62	%(e)	.65%	.94%	1.09%
Net investment income	3.30	%(d)	1.92%	1.54	%(e)	2.27%	2.48	%(b)	3.63	%(b)
Portfolio turnover rate	39%	98%	41%	46%	22%	15%

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of expenses waived by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer, President and Chief Executive Officer

David H. Dievler(1),(2)

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Garry L. Moody(1)

Nancy P. Jacklin(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(3), Senior Vice President

Joseph G. Paul(3), Senior Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Vincent S. Noto, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	Retiring effective June 30, 2008.

(3)	The day-to-day management of, and investment decisions for, the AllianceBernstein Global Real Estate Investment Fund II are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

FUND ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in

1	It should be noted that the information in the fee summary was completed on April 23, 2008 and presented to the Board of Directors on May 6-8, 2008.

2	On March 1, 2007, the Fund, previously known as “Real Estate Investment Institutional Fund,” began pursuing global investment strategies, and accordingly, the series was renamed “Global Real Estate Investment Fund II.” Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 02/29/08 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$1,282.9	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $100,790 (0.01% of the Fund’s average daily net assets) for such services.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Fund for that portion of its total operating expenses to the degree necessary to limit the Fund’s expense ratio to the amount set forth below for the Fund’s fiscal year. The waiver is terminable by the Adviser at the end of the Fund’s fiscal year upon at least 60 days written notice prior to the termination date of the undertaking. It should be noted that the Fund was operating below its expense cap during its most recently completed fiscal year; accordingly, the expense limitation undertaking of the Fund was of no effect. In addition, set forth below is the gross expense ratio of the Fund for the most recently completed fiscal year:

Fund	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio	Fiscal Year End
Global Real Estate Investment Fund II	Class I	1.20%	0.62%	October 31

I.  ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes—Oxley Act of 2002, and coordinating with

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a similar investment style as the Fund.4 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have

4	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on February 28, 2007 net assets:

Fund	Net Assets 02/29/08 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Invest Fund II5	$1282.9	U.S. REIT Strategy 70 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $25 million Negotiable on the balance Minimum Account Size: $25 m	0.506%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.6 Also shown is what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II7	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund. It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory

5	The Fund’s investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts (“REITS”) and other non-U.S. real estate industry companies in contrast to the institutional strategy, which invest primarily in equities of U.S. REITS and other U.S. real estate industry companies.

6	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

7	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

Fund	Fee
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Fund’s ranking with respect to the proposed management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)8 at the approximate current asset level of the Fund.9

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[10]	Lipper Exp. Group Median	Rank
Global Real Estate Investment Fund II	0.550	0.832	3/17

8	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

9	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

10	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU11 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[12]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.624	0.968	2/17	1.027	3/63

Based on this analysis, the Fund has a more favorable ranking on a total expense ratio basis than it does on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund increased during calendar year 2007, relative to 2006.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These

11	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

12	Most recently completed fiscal year end Class I total expense ratio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million.13

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.14

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Fund would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

13	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

14	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. During the Fund’s most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $11,116 under the offset agreement between the Fund and ABIS.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

V.  POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,15 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli 16 study on advisory fees and various fund characteristics. The independent consultant reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th – 75th percentile of their comparable peers.17 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of certain AllianceBernstein Mutual Funds were higher than the medians of these select groups of funds.

15	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

16	The Deli study was originally published in 2002 based on 1997 data.

17	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $746 billion as of February 29, 2008, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund 18 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)19 for the periods ended January 31, 2008.20

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	-17.63	-22.84	-23.08	3/17	26/94
3 year	13.84	11.99	11.47	2/13	8/62
5 year	21.00	19.23	19.05	1/10	8/49
10 year	10.34	10.48	10.62	5/6	20/30

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)21 versus its benchmark.22

	Periods Ending January 31, 2008 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Global Real Estate Investment Fund II	-17.63	13.84	21.00	10.34	10.26
FTSE EPRA NAREIT Eq TR IX	-15.01	15.30	23.74	N/A	N/A
NAREIT Equity Index	-23.04	11.33	18.63	10.43	10.28
Inception Date: December 9, 1997

18	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund’s performance returns. Rounding differences may cause the Adviser’s Fund returns to be one or two basis points different from Lipper’s own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

19	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

20	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

21	The performance returns shown in the table are for the Class I shares of the Fund.

22	The Adviser provided Fund and benchmark performance return information for periods through January 31, 2008.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2008

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Mid-Cap Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Global & International

Global Health Care Fund

Global Research Growth Fund

Global Technology Fund

Greater China ‘97 Fund

International Growth Fund

International Research Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund*

Global Bond Fund*

High Income Fund*

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Insured National Arizona California Insured California Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income    Fund*

ACM Managed Dollar Income Fund

California Municipal Income Fund

New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to May 18, 2007, AllianceBernstein National Municipal Income Fund was named National Municipal Income Fund. Prior to November 5, 2007, Diversified Yield Fund was named Global Strategic Income Trust and Global Bond Fund was named Global Government Income Trust. Prior to January 28, 2008, High Income Fund was named Emerging Market Debt Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

NOTES

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

IREIT-0152-0408

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: June 30, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 30, 2008